SEGMENT INFORMATION (Segment reporting information, by segment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Net sales	$ 9,700,296	$ 7,223,975	$ 7,877,449
Cost of sales	(7,403,025)	(5,384,390)	(6,477,272)
Gross profit	2,297,271	1,839,585	1,400,177
Selling, general and administrative expenses	(824,247)	(687,942)	(770,292)
Other operating (expenses) income, net	(16,240)	(9,925)	9,454
Profit (loss) from operating activities	1,456,784	1,141,718	639,339
Other financial income (expenses), net	(69,915)	37,957	(17,922)
Equity in (losses) earnings of non-consolidated companies	68,115	14,624	(272,810)
Profit before income tax expense	1,359,809	1,118,457	267,099
Inter- segment eliminations
Disclosure of operating segments [line items]
Net sales	(271,441)	(202,670)	(200,817)
Cost of sales	275,586	198,686	193,963
Gross profit	4,145	(3,984)	(6,854)
Selling, general and administrative expenses	0	0	0
Other operating (expenses) income, net	0	0	0
Profit (loss) from operating activities	4,145	(3,984)	(6,854)
Steel | Operating segments
Disclosure of operating segments [line items]
Net sales	9,700,260	7,221,751	7,875,161
Cost of sales	(7,465,751)	(5,391,038)	(6,456,584)
Gross profit	2,234,509	1,830,713	1,418,577
Selling, general and administrative expenses	(811,487)	(677,007)	(757,078)
Other operating (expenses) income, net	(17,011)	(9,543)	9,151
Profit (loss) from operating activities	1,406,011	1,144,163	670,650
Mining | Operating segments
Disclosure of operating segments [line items]
Net sales	271,477	204,894	203,105
Cost of sales	(212,860)	(192,038)	(214,651)
Gross profit	58,617	12,856	(11,546)
Selling, general and administrative expenses	(12,760)	(10,935)	(13,214)
Other operating (expenses) income, net	771	(382)	303
Profit (loss) from operating activities	46,628	1,539	(24,457)
Ternium
Disclosure of operating segments [line items]
Net sales	9,700,296	7,223,975	7,877,449
Profit (loss) from operating activities	1,131,008	940,303	1,008,152
Other financial income (expenses), net	(165,090)	(37,885)	(99,430)
Equity in (losses) earnings of non-consolidated companies	68,115	14,624	(272,810)
Profit before income tax expense	1,359,809	1,118,457	267,099
Depreciation and amortisation expense	(474,299)	(406,890)	(433,788)
Ternium | Inter- segment eliminations
Disclosure of operating segments [line items]
Net sales	(287,116)	(206,006)	(213,807)
Profit (loss) from operating activities	(1,291)	269	(640)
Depreciation and amortisation expense	0	0	0
Ternium | Reconciling items
Disclosure of operating segments [line items]
Cost of sales	(325,776)	(201,415)	368,813
Ternium | Steel | Operating segments
Disclosure of operating segments [line items]
Net sales	9,700,260	7,221,751	7,875,161
Profit (loss) from operating activities	1,065,605	936,164	1,012,282
Depreciation and amortisation expense	(424,529)	(361,685)	(384,380)
Ternium | Mining | Operating segments
Disclosure of operating segments [line items]
Net sales	287,152	208,230	216,095
Profit (loss) from operating activities	66,694	3,871	(3,490)
Depreciation and amortisation expense	$ (49,770)	$ (45,205)	$ (49,408)